VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—27.8%
Agency—8.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KF68, A (1 month LIBOR + 0.490%, Cap N/A, Floor 0.490%) 3.043%, 7/25/26(1)	$ 1,378	$ 1,376
Federal National Mortgage Association
Pool #AM2182 2.160%, 1/1/23	529	528
Pool #AM2292 (1 month LIBOR + 0.350%, Cap 97.760%, Floor 0.350%) 2.903%, 1/1/23(1)	252	252
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 2.923%, 11/1/23(1)	318	317
Small Business Administration Pool #510273 (PRIME minus 2.500%) 2.250%, 11/25/28(1)	593	599
		3,072

Non-Agency—19.2%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(2)	855	824
Cold Storage Trust 2020-ICE5, A (1 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 3.718%, 11/15/37(1)(2)	983	957
DBGS Mortgage Trust 2018-BIOD, A (1 month LIBOR + 0.803%, Cap N/A, Floor 0.803%) 144A 3.508%, 5/15/35(2)	914	895
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 3.968%, 5/15/38(1)(2)	1,180	1,150
KKR Industrial Portfolio Trust 2021-KDIP, A (1 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 144A 3.368%, 12/15/37(1)(2)	142	136
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	1,000	941
One New York Plaza Trust 2020-1NYP, A (1 month LIBOR + 0.950%, Cap N/A, Floor 0.950%) 144A 3.768%, 1/15/36(1)(2)	1,000	959
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 3.968%, 2/15/40(1)(2)	1,073	1,022
		6,884

Total Mortgage-Backed Securities (Identified Cost $10,245)		9,956

Asset-Backed Securities—12.2%
Automobiles—2.7%
Canadian Pacer Auto Receivables Trust 2020-1A, B 144A 2.000%, 7/21/25(2)	1,000	972
Credit Card—4.8%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 3.062%, 5/15/28(1)	750	728
	Par Value	Value

Credit Card—continued
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 3.553%, 5/14/29(1)	$ 1,000	$ 981
		1,709

Other—0.7%
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(2)	286	254
Student Loan—4.0%
Goal Capital Funding Trust 2010-1, A (3 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 3.697%, 8/25/48(2)	683	678
SLM Student Loan Trust
2005-4, A3 (3 month LIBOR + 0.120%) 2.903%, 1/25/27	232	231
2005-7, A4 (3 month LIBOR + 0.150%) 2.933%, 10/25/29(1)	544	540
		1,449

Total Asset-Backed Securities (Identified Cost $4,496)		4,384

Corporate Bonds and Notes—53.8%
Communication Services—9.0%
AT&T, Inc. (SOFR + 0.640%) 3.613%, 3/25/24(1)	1,247	1,240
Magallanes, Inc. (SOFR + 1.780%) 144A 4.684%, 3/15/24(1)(2)	1,000	997
Verizon Communications, Inc. (SOFR + 0.500%) 3.457%, 3/22/24(1)	1,000	991
		3,228

Energy—7.3%
Continental Resources, Inc. 144A 2.268%, 11/15/26(2)	671	573
HF Sinclair Corp. 144A 2.625%, 10/1/23(2)	1,012	979
Williams Cos., Inc. (The) 4.300%, 3/4/24	1,074	1,059
		2,611

Financials—25.7%
AerCap Ireland Capital DAC 1.650%, 10/29/24	920	841
American Express Co. 3.950%, 8/1/25	190	184
ANZ New Zealand Int’l Ltd. (SOFR + 0.600%) 144A 3.297%, 2/18/25(1)(2)	1,000	991
Banco Santander S.A. (SOFR + 1.240%) 3.609%, 5/24/24(1)	1,000	999
Barclays plc 1.007%, 12/10/24	1,050	988
Daimler Trucks Finance North America LLC (SOFR + 0.750%) 144A 3.654%, 12/13/24(1)(2)	1,100	1,086
General Motors Financial Co., Inc. 1.700%, 8/18/23	1,070	1,038
See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Goldman Sachs Group, Inc. (The) (SOFR + 0.500%) 3.366%, 9/10/24(1)	$ 1,120	$ 1,104
Morgan Stanley 0.791%, 1/22/25	525	492
United Airlines Pass-Through-Trust 2020-1, B 4.875%, 1/15/26	1,007	941
Wells Fargo & Co. 1.654%, 6/2/24	557	544
		9,208

Industrials—4.8%
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(2)	1,234	1,227
Triton Container International Ltd. 144A 0.800%, 8/1/23(2)	500	480
		1,707

Information Technology—3.1%
Skyworks Solutions, Inc. 0.900%, 6/1/23	1,158	1,123
Materials—0.5%
Sherwin-Williams Co. (The) 4.050%, 8/8/24	201	198
Utilities—3.4%
Boardwalk Pipelines LP 3.375%, 2/1/23	500	499
Pacific Gas and Electric Co. 3.250%, 2/16/24	324	313
Southern Co. (The) 2.950%, 7/1/23	400	395
		1,207

Total Corporate Bonds and Notes (Identified Cost $19,938)		19,282

Total Long-Term Investments—93.8% (Identified Cost $34,679)		33,622

	Shares
Short-Term Investment—6.5%
Money Market Mutual Fund—6.5%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(3)	2,308,638	2,309
Total Short-Term Investment (Identified Cost $2,309)		2,309

TOTAL INVESTMENTS—100.3% (Identified Cost $36,988)		$35,931
Other assets and liabilities, net—(0.3)%		(94)
NET ASSETS—100.0%		$35,837
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $15,121 or 42.2% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	82%
Cayman Islands	4
United Kingdom	3
New Zealand	3
Spain	3
Ireland	2
Canada	2
Other	1
Total	100%
† % of total investments as of September 30, 2022.

See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	December 2022	(11)	$(2,259)	$36	$—
5 Year U.S. Treasury Note Future	December 2022	(8)	(860)	30	—
Total				$66	$—
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$4,384	$—	$4,384
Corporate Bonds and Notes	19,282	—	19,282
Mortgage-Backed Securities	9,956	—	9,956
Money Market Mutual Fund	2,309	2,309	—
Other Financial Instruments:
Futures Contracts	66	66	—
Total Investments	$35,997	$2,375	$33,622
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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